OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	2018	2019
Prepaid other taxes - net of current portion (Note 29b)	2,698	3,256
Prepaid annual frequency license - net of current portion (Note 9)	1,743	1,488
Prepaid income taxes - net of current portion (Note 29a)	894	1,088
Deferred charges - net	474	539
Advances for purchases of property and equipment	387	481
Convertible bonds	213	357
Security deposit	173	157
Restricted cash	183	53
Prepaid rental	2,662	—
Others	227	264
Total	9,654	7,683